PREPAID EXPENSES, DEPOSITS AND OTHER RECEIVABLE (Details Narrative) - USD ($)			12 Months Ended
	Oct. 07, 2024	Jul. 25, 2024	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Feb. 28, 2024	Apr. 14, 2022
Stock issued during period shares other	2,400,000
Common stock, par value	$ 0.00005		$ 0.00005	$ 0.00005		$ 0.00005	$ 0.0001
Contract amount			$ 9,216,000
Consultant expense			6,144,000
Prepayment of consulting fees			$ 3,072,000
Minimum [Member]
Service charges		$ 1,800,000
Maximum [Member]
Service charges		$ 2,700,000